Fair Value - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2023	Mar. 31, 2023
Assets, Fair Value Disclosure [Abstract]
Short-term investments	$ 850	$ 661
Equity method investments under fair value option	576	592
Fair Value, Recurring
Financial Liabilities Fair Value Disclosure [Abstract]
Foreign currency forward contracts	1	1
Total financial liabilities	1	1
Fair Value, Inputs, Level 1, Level 2, and Level 3
Assets, Fair Value Disclosure [Abstract]
Short-term investments	850	661
Equity method investments under fair value option	466	482
Convertible loans receivable	32	31
Foreign currency forward contracts	10	10
Total financial assets	1,358	1,184
Level 1
Assets, Fair Value Disclosure [Abstract]
Short-term investments	850	661
Equity method investments under fair value option	0	0
Convertible loans receivable	0	0
Foreign currency forward contracts	0	0
Total financial assets	850	661
Level 1 | Fair Value, Recurring
Financial Liabilities Fair Value Disclosure [Abstract]
Foreign currency forward contracts	0	0
Total financial liabilities	0	0
Level 2
Assets, Fair Value Disclosure [Abstract]
Short-term investments	0	0
Equity method investments under fair value option	0	0
Convertible loans receivable	0	0
Foreign currency forward contracts	10	10
Total financial assets	10	10
Level 2 | Fair Value, Recurring
Financial Liabilities Fair Value Disclosure [Abstract]
Foreign currency forward contracts	1	1
Total financial liabilities	1	1
Level 3
Assets, Fair Value Disclosure [Abstract]
Short-term investments	0	0
Equity method investments under fair value option	466	482
Convertible loans receivable	32	31
Foreign currency forward contracts	0	0
Total financial assets	498	513
Level 3 | Fair Value, Recurring
Financial Liabilities Fair Value Disclosure [Abstract]
Foreign currency forward contracts	0	0
Total financial liabilities	$ 0	$ 0